Investments In Hotel Properties (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Hotel Properties [Abstract]
Schedule Of Investments In Hotel Porperties

	2012			2011
	Held For Sale	Held For Use	TOTAL	Held For Sale	Held For Use	TOTAL
Land	$10,863	$23,668	$34,531	$15,391	$22,600	$37,991
Acquired below market lease intangibles	943	—	943	952	—	952
Buildings, improvements, vehicle	50,797	145,731	196,528	76,102	138,721	214,823
Furniture and equipment	14,626	32,067	46,693	22,761	30,207	52,968
Construction-in-progress	37	758	795	93	326	419

	77,266	202,224	279,490	115,299	191,854	307,153

Less accumulated depreciation	22,837	65,562	88,399	36,395	61,524	97,919

	$54,429	$136,662	$191,091	$78,904	$130,330	$209,234